COPY                           FAEGRE & BENSON LLP                       COPY
                  2200 NORWEST CENTER, 90 SOUTH SEVENTH STREET
                        MINNEAPOLIS, MINNESOTA 55402-3901
                             TELEPHONE 612-336-3000
                             FACSIMILE 612-336-3026



                                  April 4, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549

         Re: General Securities, Incorporated - SEC File Nos. 2-77092 and 811-594 Certification regarding Prospectus and Statement of Additional Information pursuant to Rule 497(j)
                  -------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of General Securities, Incorporated (the "Company"), in connection with the registration of the Company as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of the Company's common shares under the Securities Act of 1933, as amended (the "1933 Act"), the Company hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Funds' Prospectus dated March 31, 2000 and Statement of Additional Information dated March 31, 2000 would not have differed from that contained in the most recent Post-Effective Amendment to the Company's Registration Statement on Form N-1A, which was filed electronically on March 31, 2000.


                                                   Very truly yours,

                                                   /s/ Mark M. Strefling

                                                   Mark M. Strefling